Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule Of Components Of Income Tax Expense Benefit

The current and deferred components of income tax expenses appearing in the consolidated statements of comprehensive (loss)/income are as follows:

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
		(in thousands)
Current tax	19,420	16,016	9,159	1,310
Non-PRC	—	—	85	12
PRC	19,420	16,016	9,074	1,298
Deferred tax	—	—	—	—
Total	19,420	16,016	9,159	1,310

Schedule of Loss Before Income Taxes By Jurisdiction

The Group's (loss)/income before income taxes by jurisdiction consisted of:

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
		(in thousands)
Non-PRC	102,245	71,026	(19,550)	(2,795)
PRC	(174,104)	249,389	260,405	37,237
Total	(71,859)	320,415	240,855	34,442

Schedule of Reconciliations of The Income Tax Expenses

The reconciliation of the income tax expenses for the years ended December 31, 2023, 2024 and 2025 were as follows:

	For the year ended December 31,
	2023			2024			2025
	RMB	Percent		RMB	Percent		RMB	US$	Percent
	(in thousands)
PRC statutory tax rate	(17,965)	25.0%		80,104	25.0%		60,215	8,612	25.0%
Foreign tax effects
Cayman
Statutory tax rate difference between Cayman and PRC	13,051	(18.2%	)	14,053	4.4%		(17,781)	(2,543)	(7.4%	)
Hong Kong
Non-taxable income	(38,615)	53.7%		(34,602)	(10.8%	)	—	—	—
Change in valuation allowance	—	—		—	—		3,078	440	1.3%
Other	—	—		—	—		(1,855)	(265)	(0.8%	)
Singapore
Change in valuation allowance	—	—		—	—		6,604	944	2.7%
Other	—	—		—	—		(2,076)	(297)	(0.9%	)
United Arab Emirates
Change in valuation allowance	—	—		—	—		6,281	898	2.6%
Other	—	—		—	—		(6)	(1)	0.0%
Saudi Arabia
Change in valuation allowance	—	—		—	—		10,617	1,518	4.4%
Other	—	—		—	—		85	12	0.0%
Other foreign jurisdictions	3	0.0%		2,793	0.9%		26	4	0.0%
Changes in valuation allowances	(34,680)	48.3%		(89,023)	(27.8%	)	(99,126)	(14,175)	(41.2%	)
Non-taxable or non-deductible items
SBC expense	34,161	(47.5%	)	29,623	9.2%		19,609	2,804	8.1%
Expenses without qualified invoices	44,270	(61.6%	)	—	—		—	—	—
Foreign exchange gain	(1,455)	2.0%		—	—		—	—	—
Other	(444)	0.6%		1,803	0.6%		2,090	299	0.9%
Changes in unrecognized tax benefits	10,809	(15.0%	)	5,130	1.6%		—	—	—
Other adjustments
Statutory income/expense	10,017	(13.9%	)	—	—		5,148	736	2.1%
Tax losses expired	—	—		—	—		9,464	1,353	3.9%
FIN48 interest	—	—		9,139	2.9%		6,787	971	2.8%
Other	268	(0.4%	)	(3,004)	(0.9%	)	(1)	—	0.0%
Effective tax rate	19,420	(27.0%	)	16,016	5.0%		9,159	1,310	3.8%

*The amount of certain tax effects were below the materiality threshold for disclosure and therefore not presented individually. The use of a dash (—) in the table indicates that the individual adjustment is below the threshold and not disclosed separately.

14.
INCOME TAXES (CONTINUED)

Schedule of Deferred Tax Assets And Liabilities

The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2024 and 2025 are as follows:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)
Deferred tax assets:
Operating lease liabilities	354,839	390,457	55,835
Allowance for credit losses	2,710	2,699	386
Accrued expenses and other current liabilities	508	508	73
Government subsidies	25,861	24,267	3,470
Tax losses carried forward	2,813,116	2,740,726	391,918
Less: valuation allowances*	(2,840,719)	(2,768,200)	(395,847)
Total deferred tax assets, net	356,315	390,457	55,835
Deferred tax liabilities:
Operating lease right-of-use assets	(354,839)	(390,457)	(55,835)
Accelerated tax depreciation	(1,476)	—	—
Total deferred tax liabilities, net	(356,315)	(390,457)	(55,835)
Deferred tax assets/liabilities, net	—	—	—

* The Company operates through its PRC subsidiaries and evaluates the potential realization of deferred tax assets on an entity basis. The Group recorded valuation allowances against deferred tax assets of those PRC subsidiaries where it was determined it was more likely than not that the benefits of the deferred tax assets will not be realized as of December 31, 2024 and 2025. In making such determination, the Group also evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

Schedule of Unrecognized Tax Benefits

The unrecognized tax benefits of the Group as of December 31, 2023, 2024 and 2025 are as follows:

	As of December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
		(in thousands)
Balance at beginning of the year	15,000	30,817	48,606	6,950
Additions	15,817	17,789	13,333	1,907
Decreases	—	—	(9,405)	(1,345)
Settlement	—	—	—	—
Balance at end of the year	30,817	48,606	52,534	7,512